Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
HK [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8	7.8	7.8
Currency exchange rates, period average	7.8	7.8	7.8	7.8	7.8
THB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	36.8454	34.2265	35.3081	34.6153	33.1964
Currency exchange rates, period average	34.4021	34.7867	34.3864	35.1428	32.1003
KHR [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	4,112.3016	4,080.0304	4,132.8226	4,114.3335	4,068.9577
Currency exchange rates, period average	4,075.4046	4,105.4181	4,058.1179	4,083.7043	4,065.8164
RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	7.2674	7.0971	6.4586	6.9091	6.3551
Currency exchange rates, period average	7.2142	7.0835	6.4077	6.4569	6.4368